Operating Risk (Tables)	12 Months Ended
Mar. 31, 2020
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks
	Percentage of net sales Year ended March 31,
	2018	2019	2020

Customer A	10.8%	*	*
Customer B	*	11.5%	12.0%
Customer C	10.8%	*	*
Customer D	12.8%	12.5%	11.6%
Customer E	11.9%	11.1%	18.7%
* Less than 10%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2019 and 2020, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2019	2020

Customer A	14.4%	10.2%
Customer B	10.8%	*
Customer C	26.0%	14.6%
Customer D	*	10.0%

* Less than 10%